Mineral Property, Pland and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment
Amortization rates applicable to each category of property, plant and equipment, with the exception of land, are as follows:

Asset	Useful life
Leasehold improvements	Lease term
Mobile equipment	2-10 years
Other equipment	2-20 years
Processing plant	Unit-of-production
Shaft, underground infrastructure and mineral properties	Unit-of-production
Lease ROU assets	2-5 years
Vehicles	3-7 years
Buildings	7-20 years
Office equipment	2-8 years

	Plant and equipment(v)	Mineral Property	Exploration and evaluation	Total
Cost
At December 31, 2023	$1,808.4	$3,357.5	$302.6	$5,468.5
Acquisition of Argonaut (Note 6)	683.2	307.3	—	990.5
Additions	83.2	303.8	33.4	420.4
Acquisition of Orford (ii)	—	—	21.1	21.1
Transfer of Lynn Lake assets[1]	—	175.7	(175.7)	—
Transfers	39.1	(39.1)	—	—
Revisions to decommissioning liabilities	7.5	(4.9)	—	2.6
Disposals	(23.9)	—	—	(23.9)
At December 31, 2024	$2,597.5	$4,100.3	$181.4	$6,879.2
Additions[2]	145.2	429.0	(0.7)	573.5
Transfer of Puerto del Aire assets[3]	—	19.4	(19.4)	—
Disposal of Turkish projects and Quartz Mountain (Note 7)	(1.9)	(142.4)	(85.4)	(229.7)
Revisions to decommissioning liabilities	—	10.6	—	10.6
Disposals	(21.6)	—	—	(21.6)
At December 31, 2025	$2,719.2	$4,416.9	$75.9	$7,212.0

Accumulated amortization and impairment
At December 31, 2023	$880.2	$1,143.3	$84.9	$2,108.4
Amortization	122.9	99.3	—	222.2
Reversal of impairment (i)	(21.8)	(34.3)	—	(56.1)
Disposals	(13.3)	—	—	(13.3)
At December 31, 2024	$968.0	$1,208.3	$84.9	$2,261.2
Amortization	140.6	89.2	—	229.8
Reversal of impairment (Note 7)	(0.3)	(142.4)	(76.1)	(218.8)
Disposals	(17.7)	—	—	(17.7)
At December 31, 2025	$1,090.6	$1,155.1	$8.8	$2,254.5

Net carrying value
At December 31, 2024	$1,629.5	$2,892.0	$96.5	$4,618.0
At December 31, 2025	$1,628.6	$3,261.8	$67.1	$4,957.5
1. Lynn Lake was determined to have achieved technical feasibility and commercial viability as of December 31, 2024, and was reclassified from an exploration and evaluation asset to a development stage asset following a mandatory impairment test.
2. Included in additions is the repurchase of a royalty on the Young-Davidson mine of $2.0 million.
3. Puerto del Aire was determined to have achieved technical feasibility and commercial viability as of January 31, 2025, and was reclassified from an exploration and evaluation asset to a development stage asset following a mandatory impairment test.
The net carrying values and capital additions by segment (Note 24) are as follows:

	December 31, 2025		December 31, 2024
	Mineral Property, Plant and Equipment	Capital additions for the year ended[1]	Mineral Property, Plant and Equipment	Capital additions for the year ended[1]
Young-Davidson	$1,581.9	$94.8	$1,563.3	$87.5
Island Gold District	2,881.3	397.3	2,592.4	286.4
Mulatos	221.2	28.2	232.7	19.9
Corporate and other[2]	273.1	53.2	229.6	26.6
	$4,957.5	$573.5	$4,618.0	$420.4
1. Segment capital additions are presented on an accrual basis. Mineral property, plant and equipment in the consolidated statements of cash flows are presented on a cash expenditure basis.
2 .Corporate and other consists of corporate balances and exploration and development projects.
(i) Reversal of impairment
As at September 30, 2024, the Company identified an indication of impairment reversal for the Young-Davidson CGU driven by an increase in long-term gold price assumptions and consistent with the assumptions utilized by the Company in its valuation of Argonaut, and performed an impairment assessment to determine the recoverable amount of the Young-Davidson CGU. The recoverable amount was determined to be greater than the carrying amount which resulted in a reversal of all previous impairments of $57.1 million, which was recorded to mineral property, plant and equipment and an intangible asset.
(ii) Acquisition of Orford
On April 3, 2024, the Company acquired all the issued and outstanding common shares of Orford not previously owned by the Company, by way of a plan of arrangement ("the Arrangement"). Under the terms of the Arrangement, Orford shareholders received 0.005588 of an Alamos share for each Orford share held. Prior to the closing of the Arrangement, the Company owned 61,660,902 Orford shares, which represented approximately 27.5% of Orford’s basic common shares outstanding. Total consideration for the acquisition was $20.7 million, including transaction costs of $1.0 million. The Orford mineral property has been recognized as part of the Corporate and Other reportable operating segment (Note 22).
(iii) Royalties

Schedule of asset acquisitions
The following table summarizes the final fair value of the total consideration transferred from Alamos shareholders and the fair value of the identified assets acquired and liabilities assumed:

Purchase price:
Fair value of 20.4 million Class A Common Shares issued by the Company (Note 19) (i)			$360.1
Fair value of 13.8% interest previously held in Argonaut (ii)			58.9
			$419.0

Net assets acquired:	Preliminary	Provisional Adjustments
Cash and cash equivalents	$6.7	$—	$6.7
Receivables and other assets	6.2	—	6.2
Inventories	38.6		38.6
Mineral properties (Note 10)	307.3		307.3
Plant and equipment (Note 10)(iii)	683.2		683.2
Deferred tax asset	61.2		61.2
Accrued liabilities and other liabilities	(88.7)	—	(88.7)
Debt (iv)(v)	(301.6)	1.9	(299.7)
Other long term liabilities	(2.7)	(1.9)	(4.6)
Derivative hedge liabilities (Note 13) (vi)	(226.0)	—	(226.0)
Lease liabilities	(47.2)		(47.2)
Decommissioning liability	(18.0)	—	(18.0)
	$419.0	$—	$419.0
(i) The fair value of the Class A Common Shares ("Common Shares") issued was determined using the Company's share price of C$24.02 and foreign exchange ratio of USD/CAD: 1.3616 at the close of transaction on July 12, 2024 (Note 19).
(ii) On July 12, 2024, the fair value of the 13.8% equity investment in Argonaut was bifurcated between the purchase price for the outstanding common shares of Argonaut and the cost base of the 19.99% equity investment in Florida Canyon Gold, based on the exchange ratio. The fair value on July 12, 2024 was determined using Argonaut's closing share price on July 12, 2024 of C$0.51; and foreign exchange ratio of USD/CAD: 1.3616.
(iii) Included in plant and equipment is $47.2 million of ROU assets (Note 10).
(iv) Debt is comprised of a term loan and revolving credit facility of $218.0 million, convertible debentures of $57.5 million, and an obligation related to gold prepayment of $24.2 million.
(v) During the third quarter, the Company repaid the term loan, revolving credit facility and accrued interest, the convertible debentures, the obligation related to gold prepayment, and certain other financial liabilities, totaling $308.3 million of cash payments.
(vi) The Company inherited Argonaut’s hedge book which included gold forward purchase contracts totaling 329,417 ounces between 2024 and 2027. The average forward prices on the contracts ranged between $1,821 and $1,860 per ounce. On July 15, 2024, the Company entered into a gold prepayment agreement ("gold prepayment"), in exchange for settlement of 179,417 ounces of the 2024 and 2025 forward sales contracts acquired from Argonaut (Note 13).

Disclosure of significant royalties payable
The Company is obliged to make certain royalty payments on its mineral properties. The following table includes the significant royalties payable by the Company:

Location	Royalties payable
Mulatos	1.0% Extraordinary Mining Duty due to the Mexican government
Young-Davidson	1.5% net smelter royalty
Magino	3% net smelter royalty
Island Gold	2%-3% net smelter royalties, dependent on claim